Fair Value (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Assets
Listed equity securities	$ 9,424	$ 180,201
Derivatives	11,069	194,110
Total	20,493	374,311
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	9,424	180,201
Derivatives
Total	9,424	180,201
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Derivatives	11,069	194,110
Total	11,069	194,110
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Derivatives
Total